DERIVATIVE AND NON-DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
DERIVATIVE AND NON-DERIVATIVE FINANCIAL INSTRUMENTS
Schedule of fair value of derivative instruments

	Balance Sheet Location	2018	2019	2019
		RUB	RUB	$
Foreign exchange contracts	Other non-current assets	70	14	0.2
Total derivative assets		70	14	0.2
Foreign exchange contracts	Other accrued liabilities	1	1	0.1
Total derivative liabilities		1	1	0.1